Commitments and Contingencies	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

6. Commitment and Contingencies

Legal Matters

The Company may be named from time to time as a party to claims and litigations arising in the ordinary course of business. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of June 30, 2023 and December 31, 2022, the Company is not aware of any contingent legal liabilities that should be reflected in the consolidated financial statements.

Leases

The Company’s approximate future minimum rental payments under all operating leases as of June 30, 2023 were as follows:

As of June 30, 2023:	Amount
Remainder of fiscal year ending 2023	$161,800
2024	296,900
2025	269,600
2026	266,600
2027	274,600
Thereafter	201,000
Total future minimum payments	$1,470,500
Less: Imputed interest	(175,000)
Total Present Value of Operating Lease Liabilities	$1,295,500

10. Commitments and Contingencies

Legal Matters

During the normal course of business, the Company may be named from time to time as a party to claims and litigations arising in the ordinary course of business. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of December 31, 2022, the Company is not aware of any contingent legal liabilities that should be reflected in the consolidated financial statements.

Employment Agreements

The Company has an employment agreement with its Chief Executive Officer and President, which expires on June 30, 2025. The agreement contains a provision that within one year of a change of control, if either the Company terminates the employment for any reason other than for “cause” or the Presidents terminates the employment for “good reason”, the President will have the right to receive a lump sum payment equal to three times the average of their total annual compensation paid for the last five years preceding such termination. The employment agreement also contains a termination provisions stipulating that if the Company terminates the employment other than for death, disability, or cause (as such term is defined therein), or if the relevant employee resigns for “good reason” (as such term is defined therein), the Company shall pay severance payments equal to one year’s salary at the rate of the compensation at the time of termination, and continue to pay the regular benefits provided by the Company for a period of one year from termination.

The Company has an employment agreement with its Chairman, which expires on June 30, 2023. The employment agreement contains termination provisions stipulating that if the Company terminates the employment other than for death, disability, or cause (as such term is defined therein), or if the employee resigns for “good reason”(as such term is defined in the agreement) , the Company shall pay severance payments equal to either one year’s salary at the rate of the compensation at the time of termination is employee is terminated within 12 months of the date of the agreement or six months’ salary is the employee is terminated after 12 months of the date of the agreement. The Company will continue to pay the regular benefits provided by the Company for the period equal to the length of the severance payments and pay a pro rata porti’n of any bonus achieved prior to such termination of employment.

The Company has employment agreements with the Chief Executive Officer of Aquila and three managing directors of Aquila for an indefinite term, which can be terminated by either party upon a twelve month written notice for the Chief Executive Officer and a six month written notice for the three managing directors, in accordance with German law. The agreements include a retention bonus of 25,000 euros if the employees do not terminate their employment with the Company within two years after the agreement date or the Company does not terminate their employment for good cause.